Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000028342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	4.18%	8.39%	15.76%
C000028341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	7.00%	8.52%	15.40%
C000028345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000159956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028342
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	9.61%	16.56%
Without Sales Load [Member] | C000028338
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%	9.34%	16.27%
Without Sales Load [Member] | C000028341
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%	8.52%	15.40%
Without Sales Load [Member] | C000028345
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	9.57%	16.54%
Without Sales Load [Member] | C000159956
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	9.67%	16.64%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%